Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Geographic Information

Geographic information is as follows:

	As at December 31, 2018
	Canada	US	Total
	$	$	$
Reclamation bonds	-	2,154,027	2,154,027
Property and equipment	67,636	387,786	455,422
Exploration and evaluation assets	-	196,666,709	196,666,709
	67,636	199,208,522	199,276,158

	As at December 31, 2017
	Canada	US	Total
	$	$	$
Reclamation bonds	-	1,248,817	1,248,817
Property and equipment	94,722	313,641	408,363
Exploration and evaluation assets	-	154,435,875	154,435,875
	94,722	155,998,333	156,093,055